OTHER LONG-TERM LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Term loan	$ 8,880
Lease obligation	1,655	1,883
Vehicles	42	69
Current portion of other long-term liabilities	(1,222)	(449)
Other long-term liabilities	$ 9,355	$ 1,503